7. STOCK OPTION PLANS (Details) - 2009 Stock Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of shares Outstanding at beginning of period	1,690,500	2,315,000
Granted	1,155,000	50,000
Exercised	(256,500)	0
Expired	(52,500)	(674,500)
Number of shares Outstanding end of period	2,536,500	1,690,500
Weighted average exercise price
Weighted average exercise price, beginning	$ 0.29	$ 0.35
Granted	0.49	0.12
Exercised	0.36	0.00
Expired	0.16	0.49
Weighted average exercise price, ending	$ 0.38	$ 0.29